Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following as of December 31, 2016 and 2015:
	December 31,
	2016	2015

Finished goods	$-	$26